PAGE 1
KEYSTONE DIVERSIFIED BOND FUND (B-2)
SEEKS GENEROUS INCOME AND CAPITAL PRESERVATION FROM A BROAD SPECTRUM OF BONDS.

Dear Shareholder:

We are pleased to report on the performance of Keystone Diversified Bond Fund (B-2) for the 12-month fiscal year that ended on August 31, 1997. Following our report, we have included a discussion with your Fund's manager and complete financial information.

PERFORMANCE

Your Fund returned 12.25% for the 12-month period that ended on August 31, 1997. The Lehman Aggregate Bond Index, a broad based index of corporate, government and mortgage-backed securities, returned 10.00% for the same
12-month period.
  We believe your Fund performed very well during the year. This strong performance was achieved by following an active management strategy that emphasizes research into sectors and individual bond issues while avoiding attempts to anticipate interest rate shifts.

ENVIRONMENT

During the year, the U.S. economy was marked by moderate growth, restrained inflation and, despite some short-term volatility caused by periodic concerns about either inflation or recession, interest rates that tended to trade in a well-defined range. Within this relatively healthy environment, corporate bonds and mortgage-backed securities tended to outperform low risk government bonds, and high yield securities outperformed investment grade corporate bonds.
  Internationally, we witnessed solid economic growth, although the rate of growth was somewhat slower in Japan and Europe. While foreign interest rates tended to trend downward, returns from unhedged foreign investments tended to be limited by the strength of the U.S. dollar.

STRATEGY

During the period, Fund management emphasized corporate bonds and mortgage-backed securities because of the health of the U.S. economy and the strength of corporate earnings. More than half the portfolio (56%) was allocated to corporate bonds at the end of the period. In the investment grade bond area, the Fund emphasized the finance sector, which benefited from the low inflation environment. In the high yield area, the Fund emphasized highly liquid, better quality securities from non-cyclical industries. High yield bonds tended to outperform other sectors during the year, and as the year progressed your Fund took profits from high yield bonds and re-allocated assets to other areas, reducing the high yield commitment from about 30% to about 26% of net assets.
  The Fund also invested in foreign opportunities, with about 13% of net assets in foreign bonds at the end of the fiscal year. All foreign investments, however, were either hedged or denominated in the U.S. dollar, to minimize currency risk.
  Throughout the year, the Fund minimized interest-rate anticipation as a key component of its strategy. With interest rate volatility low and relatively stable rates, little benefit was seen in trying to anticipate the direction of rates.
  At the conclusion of the fiscal year on August 31, 1997, average weighted maturity was 11.4 years, and average credit quality was A.

                                 -- CONTINUED--

PAGE 2
KEYSTONE DIVERSIFIED BOND FUND (B-2)

OUTLOOK

Looking toward the future, we expect a general environment of moderate growth to continue. However, the major uncertainty facing the market is whether cyclical inflation pressures will rise. If this occurs, it is possible the Federal Reserve Board may again raise short-term rates, as it did in March, to stave off inflation.
  Given this outlook, fund management intends to keep the fund well positioned for an environment of growth, seeking relative values in the corporate and mortgage-backed security areas, while limiting the exposure to short-term interest rate volatility.
  Thank you for your support of Keystone Diversified Bond Fund (B-2).

Sincerely,

Albert H. Elfner, III
CHAIRMAN
KEYSTONE INVESTMENT MANAGEMENT CO.

George S. Bissell
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS


(photo of Albert H. Elfner, III)         (photo of George S. Bissell)

    ALBERT H. ELFNER, III                    GEORGE S. BISSELL

October 1997

                               A Discussion With
                              Your Fund's Manager
                        (photo of Christopher P. Conkey)

   CHRISTOPHER P. CONKEY IS CHIEF INVESTMENT OFFICER OF KEYSTONE'S FIXED INCOME GROUP AND THE PORTFOLIO MANAGER OF YOUR FUND. A CHARTERED FINANCIAL ANALYST, MR. CONKEY HAS 14 YEARS OF EXPERIENCE MANAGING FIXED-INCOME INVESTMENTS. HE HOLDS A BA IN ECONOMICS FROM CLARK UNIVERSITY AND AN MBA IN FINANCE FROM BOSTON UNIVERSITY. MR. CONKEY IS SUPPORTED IN MANAGING THE FUND BY RICHARD CRYAN, A KEYSTONE SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER WHO SPECIALIZES IN MANAGING HIGH YIELD BOND PORTFOLIOS.


 WHAT WAS THE ENVIRONMENT LIKE DURING THE YEAR?

If you looked back over the 12 months in the United States, you would see a period of moderate growth, low inflation, stable monetary policy and excellent credit conditions. Interest rates traded within a very well defined range. However, there was significant short-term volatility within the period. Over the full year, interest rates, as reflected by the 30-year U.S. Treasury bond, went from 7.12% on August 31, 1996 to 6.61% on August 31, 1997. During the year, spreads tightened, meaning the difference narrowed between interest rates paid by one type of bond and another.

Long-term rates declined more than short-term rates, and rates paid by high yield corporate bonds declined more than rates paid by investment grade bonds or government bonds.
  When you consider the low inflation of the period, bond returns were very attractive, with low volatility.

WHAT KIND OF INVESTMENT TACTICS DID YOU EMPLOY DURING THE PERIOD?

We use an active management style, and we look for areas in the fixed income markets where we can find relative value. During the year, there was very little opportunity to take advantage of trends in interest rates, and we didn't try to anticipate in which direction rates might move. As a consequence, Treasury bonds tended to be de-emphasized. Rather, we focused on sector and issue selection and international opportunities. In particular, we focused on credit opportunities in the corporate area, as well as in mortgage-backed securities. We tended to emphasize corporate bonds, both investment grade and high yield, which together accounted for about 56% of the portfolio at the end of the year. In the investment grade area, we tended to emphasize debt from the finance sector, which benefited from the environment of stable growth and low inflation. In the high yield area, we tended to emphasize liquid, better quality securities.

PORTFOLIO ALLOCATIONS                                            AUGUST 31, 1997
CREDIT QUALITY (AS A PERCENTAGE OF PORTFOLIO ASSETS)
(pie chart with following plot points)
Not rated        1.33%
AAA             33.93%
AA              10.39%
A               13.09%
BBB             14.51%
BB              12.45%
B               14.30%


PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

PAGE 4
KEYSTONE DIVERSIFIED BOND FUND (B-2)

We had our greatest high yield weightings in the cable and media areas, which we believe are less cyclical than other industrial areas. We also had an emphasis on mortgage-backed securities, about 22% of the portfolio at the end of the year. This was a period, because of the health of the economy and the strength of corporate earnings, in which high yield bonds outperformed other parts of the fixed income market. Over the period, as relative value changed because of the superior performance of high yield bonds, we actually took some of our profits from this sector and redeployed to other areas. High yield bonds, for example, during the year went from about 30% of the portfolio's net assets to about 26%.
  During the year, credit quality and maturity remained relatively unchanged. Average credit quality at the end of the fiscal period was A. Average weighted maturity was 11.4 years, while duration-- another indication of interest rate sensitivity-- was 5.94 years.

HOW DID INTERNATIONAL INVESTMENTS FARE DURING THE YEAR?

Very well. Foreign government bonds tended to outperform domestic bonds during the year. At the end of the year, 13.4% of net assets were in foreign bonds, which were either hedged back into the U.S. dollar or denominated in U.S. dollars. The Fund took no currency risk, which was good, because the strength of the U.S. dollar tended to undermine gains from unhedged foreign investments. Our foreign investments were mostly government bonds from Germany, Canada and Denmark.
  We had an environment of solid global economic growth, led by the strength of the U.S. economy. Growth tended to be slow in Europe and Japan, but overall the global economy was in balance, with relatively low interest rate volatility.

HOW WOULD YOU DESCRIBE THE INVESTMENT STRATEGY OF THE FUND?

We draw on the Keystone investment process. Our investment philosophy is built on the premise of active management, with a primary focus on total return. Our goal is to seek consistently superior performance over full market cycles. The investment process can best be described as a combination of a policy-driven (top down) and sector rotation/security selection (bottom up) approach.

HOW DOES THIS PROCESS WORK?

The process consists of three stages. First, our Fixed Income Policy Committee meets monthly to formulate macroeconomic projections. Specific emphasis is placed on analysis of the business cycle, monetary policy, fiscal policy, international issues and social and demographic trends. Second, given this macroeconomic framework, we determine the optimal exposure to interest rate risk, credit risk and asset allocation. We are aware of changing interest rates, but we minimize interest rate anticipation. Finally, portfolio managers and analysts work together to determine and implement appropriate sector weightings and issue selection.

WHAT IS YOUR CURRENT OUTLOOK?

Basically, we see a continuation of moderate economic growth. We believe, however, that cyclical pressures that sometimes lead to inflation are rising. Unemployment, for example, is relatively low, and this could lead to pressure on prices. The fixed income market is concerned about the possibility that the Federal Reserve Board could raise short-term rates in anticipation of inflation. If the FED does tighten money supply, we think it will move slowly.
  Given this outlook, we are emphasizing securities that offer attractive income, and we are avoiding taking risks with longer maturities. We think the Fund is very well positioned for an environment of stronger economic growth.
                              (graphic of diamond)

          THIS COLUMN IS INTENDED TO ANSWER QUESTIONS ABOUT YOUR FUND.
        IF YOU HAVE A QUESTION YOU WOULD LIKE ANSWERED, PLEASE WRITE TO:
                  EVERGREEN KEYSTONE INVESTMENT SERVICES, INC.
                        ATTN: SHAREHOLDER COMMUNICATIONS
                      201 SOUTH COLLEGE STREET, SUITE 400,
                           CHARLOTTE, N.C. 28288-1195

                           Growth of an Investment

Keystone Diversified Bond Fund (B-2)

                                   In Thousands

Dividend Reinvestment 10,000  10,561 11,535 11,254 12,444 14,545 16,397 15,818 17,104 17,793 19,973

Initial Investment    10,000  9,513  9,381  8,202  8,128  8,958  9,022   8,080  7,980  7,747  8,154
                                                                               Total Value: $19,973
                        8/87   8/88   8/89   8/90   8/91   8/92   8/93    8/94   8/95   8/96   8/97

A $10,000 investment in Keystone Diversified Bond Fund (B-2) made on August 31, 1987 with all distributions reinvested was worth $19,973 on August 31,1997. Past performance is no guarantee of future results.


Comparison of a change in value if a $10,000 investment in Keystone Diversified Bond Fund (B-2), the Lehman Aggregate Bond Index (LABI) and the Consumer Price Index (CPI).

                                   In Thousands

Fund                 10,000  10,561 11,535 11,254  12,444 14,545 16,397  15,818 17,104  17,793 $19,973
CPI                  10,000  10,460 10,951 11,566  12,006 12,384 12,726  13,094 13,437  13,824 $14,130
LABI                 10,000  10,785 12,209 13,088  15,000 17,024 18,894  18,606 20,710  21,556 $23,715

                       8/87   8/88   8/89   8/90   8/91   8/92   8/93   8/94   8/95   8/96   8/97

Past performance is no guarntee of future results. The Lehman Aggregate Bond Index is an unmanaged, marks index. The index does not include transaction costs associated with buying and selling securities, nor any management fees. The cunsumer Price Index, a measure of inflation, is through August 31, 1997.


  The cumulative and average annual total returns with sales charge calculations reflect the deduction of the 3% contingent deferred sales charge (CDSC) for those investors who sold Fund shares after one calendar year. Investors who retained their investment earned the returns in the lines called "w/o sales charge."
  The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results.
  You may exchange your shares for another Keystone Classic fund by phone or in writing. The Fund reserves the right to change or terminate the exchange offer.


HISTORICAL RECORD
CUMULATIVE TOTAL RETURN
1 year w/o sales charge                             12.25%
1 year w/ sales charge                               9.25%
5 years                                             37.31%
10 years                                            99.73%

AVERAGE ANNUAL TOTAL RETURN
1 year w/o sales charge                             12.25%
1 year w/ sales charge                               9.25%
5 years                                              6.55%
10 years                                             7.16%

PAGE 6
KEYSTONE DIVERSIFIED BOND FUND (B-2)

SCHEDULE OF INVESTMENTS-- AUGUST 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE

INDUSTRIAL BONDS AND NOTES-- 55.8%
              ADVERTISING & RELATED
                SERVICES-- 0.9%
$ 1,000,000   Hollinger International,
                Senior Subord. Notes,
                9.25%, 2/1/06................. $  1,030,000
  2,000,000   K-III Communications
                Corporation,
                Senior Note,
                8.50%, 2/1/06.................    2,010,000
  1,250,000   Lamar Advertising Company,
                Senior Subord. Note,
                9.625%, 12/1/06...............    1,325,000
                                                  4,365,000
              AEROSPACE-- 1.2%
  5,000,000   Northrop Grumman Corporation,
                Debenture,
                9.375%, 10/15/24..............    5,667,400
              BUILDING & CONSTRUCTION-- 1.1%
  2,000,000   H M H Properties Inc.,
                Senior Secured Note, Series B,
                9.50%, 5/15/05................    2,085,000
  2,500,000   Johns Manville International
                Group Inc., Senior Note,
                10.875%, 12/15/04.............    2,796,875
                                                  4,881,875
              CHEMICALS-- 0.7%
  1,500,000   Freedom Chemical Company,
                Senior Subord. Note,
                10.625%, 10/15/06.............    1,582,500
  1,450,000   Huntsman Polymers Corporation,
                Senior Note,
                11.75%, 12/1/04...............    1,660,250
                                                  3,242,750
              CONSUMER PRODUCTS &
                SERVICES-- 2.5%
  1,000,000   Aurora Foods Inc.,
                Senior Subord. Note Series C,
                9.875%, 2/15/07 (b)...........    1,015,000
  1,000,000   Consumers International Inc.,
                Senior Secured Note,
                10.25%, 4/1/05 (b)............    1,070,000
  2,500,000   Coty Inc.,
                Senior Subord. Note,
                10.25%, 5/1/05................    2,681,250
 PRINCIPAL
  AMOUNT                                          VALUE
INDUSTRIAL BONDS AND NOTES-- CONTINUED
              CONSUMER PRODUCTS &
                SERVICES-- CONTINUED
$ 1,175,000   Drypers Corporation,
                Senior Note, Series B,
                10.25%, 6/15/07............... $  1,175,000
  3,500,000   Revlon Worldwide Corporation,
                Senior Secured Discount Note,
                Series B,
                (Eff. Yield 12.95%) (e),
                0.00%, 3/15/98................    3,325,000
  2,000,000   Scotts and Sons Company,
                Senior Subord. Note,
                9.875%, 8/1/04................    2,145,000
                                                 11,411,250
              DIVERSIFIED COMPANIES-- 3.0%
  6,000,000   General Electric Capital
                Corporation,
                Guaranteed Notes,
                7.50%, 8/21/35................    6,293,160
  5,000,000   Grand Metropolitan Investment
                Corporation,
                Guaranteed Senior Note,
                7.45%, 4/15/35................    5,314,900
  2,000,000   ISP Holdings Inc.,
                Senior Note, Series B,
                9.75%, 2/15/02................    2,150,000
                                                 13,758,060
              ELECTRICAL EQUIPMENT &
                ELECTRONICS-- 0.2%
    750,000   Amphenol Corporation,
                Senior Subord. Note,
                9.875%, 5/15/07...............      787,500
              ENERGY-- 0.8%
  2,000,000   Dawson Production Services Inc.,
                Senior Note,
                9.375%, 2/1/07................    2,060,000
  1,500,000   Energy Corporation America,
                Senior Subord. Note,
                9.50%, 5/15/07 (b)............    1,500,000
                                                  3,560,000
              FINANCE & BANKING-- 12.3%
  3,000,000   ABN-Amro Bank NV,
                Subord. Debenture,
                7.30%, 12/1/26................    2,876,580

SCHEDULE OF INVESTMENTS-- AUGUST 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
INDUSTRIAL BONDS AND NOTES-- CONTINUED
              FINANCE & BANKING-- CONTINUED
$10,000,000   Amsouth Bancorporation,
                Subord. Debenture,
                6.75%, 11/1/25................ $  9,881,500
  5,000,000   Commercial Credit Group, Inc.,
                Notes,
                10.00%, 5/15/09...............    6,137,900
  2,500,000   First Nationwide Holdings Inc.,
                Senior Exchange Note,
                12.25%, 5/15/01...............    2,775,000
  5,000,000   General Motors Acceptance
                Corporation, Note,
                7.125%, 5/1/01................    5,082,800
  2,400,000   Green Tree Financial
                Corporation,
                Senior Subord. Note,
                10.25%, 6/1/02................    2,714,448
  2,500,000   Hutchinson Whampoa Finance
                Limited,
                6.988%, 8/1/37................    2,446,025
  2,889,073   Marine Midland Bank,
                8.00%, 11/25/24...............    2,883,656
  9,000,000   Mellon Bank Capital II,
                Debenture,
                7.995%, 1/15/27...............    8,998,290
  2,000,000   Norwest Financial Inc., Note,
                6.625%, 7/15/04...............    1,982,220
  5,300,000   PVNGS II Funding Corporation
                Inc.,
                8.00%, 12/30/15...............    5,554,877
  5,000,000   Travelers Insurance Trust
                Preferred Debenture,
                7.75%, 12/1/36................    4,864,350
                                                 56,197,646
              FOOD RETAILING & DISTRIBUTION-- 0.4%
  1,750,000   AFC Enterprises Inc.,
                Senior Subord. Note,
                10.25%, 5/15/07 (b)...........    1,802,500
 PRINCIPAL
  AMOUNT                                          VALUE
INDUSTRIAL BONDS AND NOTES-- CONTINUED
              GAMING-- 0.4%
$ 1,250,000   Horseshoe Gaming LLC,
                9.375%, 6/15/07............... $  1,275,000
    750,000   Riviera Holdings Corporation,
                Guaranteed 1st Mortgage Note,
                10.00%, 8/15/04 (b)...........      740,625
                                                  2,015,625
              HEALTHCARE PRODUCTS &
                SERVICES-- 0.7%
  2,000,000   Genesis Health Ventures Inc.,
                Senior Subord. Note,
                9.25%, 10/1/06................    2,050,000
  1,000,000   Vencor Inc.,
                Senior Subord. Note,
                8.625%, 7/15/07 (b)...........    1,000,000
                                                  3,050,000
              HOTELS AND RESTAURANTS-- 0.7%
  2,000,000   California Hotel Finance
                Corporation,
                11.00%, 12/1/02...............    2,105,000
  1,000,000   Wyndham Hotel Corporation,
                Senior Subord. Note,
                10.50%, 5/15/06...............    1,130,000
                                                  3,235,000
              INDUSTRIAL SPECIALTY PRODUCTS
                & SERVICES-- 0.9%
  1,000,000   Coach USA Inc.,
                Senior Subord. Note,
                9.375%, 7/1/07 (b)............      997,500
  2,000,000   HS Resources Inc.,
                9.25%, 11/15/06...............    2,020,000
  1,250,000   Polymer Group Inc.,
                Senior Subord. Note,
                9.00%, 7/1/07 (b).............    1,250,000
                                                  4,267,500
              INFORMATION SERVICES &
                TECHNOLOGY-- 0.5%
  2,000,000   Unisys Corporation,
                Senior Note,
                11.75%, 10/15/04..............    2,210,000

PAGE 8
KEYSTONE DIVERSIFIED BOND FUND (B-2)

SCHEDULE OF INVESTMENTS-- AUGUST 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
INDUSTRIAL BONDS AND NOTES-- CONTINUED
              INSURANCE-- 10.8%
$ 5,000,000   Lumbermens Mutual Casualty
                Company,
                Senior Subord. Note,
                9.15%, 7/1/26 (b)............. $  5,590,350
              MBIA Inc.:
 10,500,000   9.375%, 2/15/11.................   12,607,560
  3,500,000   7.15%, 7/15/27..................    3,475,036
 10,000,000   Nationwide CSN Trust,
                Senior Notes,
                9.875%, 2/15/25 (b)...........   11,042,900
  4,300,000   Prudential Life Insurance
                Corporation,
                7.125%, 7/1/07 (b)............    4,263,719
  2,000,000   Reliance Group Holdings Inc.,
                Senior Subord. Debenture,
                9.75%, 11/15/03...............    2,094,480
 10,000,000   SunLife Canada, US Capital Trust
                I,
                Capital Securities,
                8.526%, 5/29/49 (b)...........   10,432,600
                                                 49,506,645
              METALS & MINING-- 0.5%
  2,000,000   AK Steel Corporation,
                Senior Note,
                10.75%, 4/1/04................    2,165,000
              MACHINERY-- DIVERSIFIED-- 2.1%
  8,850,000   John Deere Capital Corporation,
                8.625%, 8/1/19................    9,431,711
              LEISURE & TOURISM-- 1.5%
  2,500,000   Affinity Group Inc.,
                11.50%, 10/15/03..............    2,681,250
  2,000,000   Casino America Inc.,
                Senior Secured Note,
                12.50%, 8/1/03................    2,100,000
  2,250,000   Six Flags Theme Parks Inc.,
                Senior Disc. Notes, Step Bond,
                (Eff. Yield 11.12%) (e),
                12.25%, 6/15/05...............    2,323,125
                                                  7,104,375
 PRINCIPAL
  AMOUNT                                          VALUE
INDUSTRIAL BONDS AND NOTES-- CONTINUED
              OIL-- 0.7%
$ 1,075,000   Synder Oil Corporation,
                Senior Subord. Note,
                8.75%, 6/15/07................ $  1,080,375
  2,000,000   Triton Energy Ltd,
                Senior Note,
                9.25%, 4/15/05................    2,120,000
                                                  3,200,375
              PAPER & PACKAGING-- 0.5%
  2,000,000   Tembec Finance Corporation,
                Guaranteed Senior Note,
                9.875%, 9/30/05...............    2,095,000
              PUBLISHING, BROADCASTING &
                ENTERTAINMENT-- 3.2%
  1,500,000   American Media Operations Inc.,
                Senior Subord. Note,
                11.625%, 11/15/04.............    1,642,500
  1,000,000   Fox/Liberty Networks LLC,
                Senior Discount Note,
                (Eff. Yield 10.80%) (e),
                0.00%, 8/15/07 (b)............      615,000
  1,175,000   Fundy Cable Limited,
                Senior Secured Second Priority
                Note,
                11.00%, 11/15/05..............    1,271,938
    800,000   Hollywood Entertainment
                Corporation,
                Senior Subord. Note,
                10.625%, 8/15/04 (b)..........      817,000
  2,000,000   SFX Broadcasting Inc.,
                Senior Subord. Note,
                10.75%, 5/15/06...............    2,160,000
  2,500,000   Sinclair Broadcast Group Inc.,
                Senior Subord. Note,
                10.00%, 9/30/05...............    2,612,500
  5,000,000   Time Warner Inc.,
                9.15%, 2/1/23.................    5,664,750
                                                 14,783,688

SCHEDULE OF INVESTMENTS-- AUGUST 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
INDUSTRIAL BONDS AND NOTES-- CONTINUED
              RETAIL-- 1.1%
$ 2,000,000   Cole National Group Inc.,
                Senior Note,
                11.25%, 10/1/01............... $  2,185,000
  2,000,000   Finlay Fine Jewelry Corporation,
                Senior Note,
                10.625%, 5/1/03...............    2,100,000
    950,000   Marsh Supermarkets Inc.,
                Senior Subord. Note,
                8.875%, 8/1/07 (b)............      940,500
                                                  5,225,500
              STATE & LOCAL DEBT-- 1.1%
  4,806,071   Los Angeles, California, Fire
                Safety Improvement Bond Act,
                Assessment District #1,
                8.48%, 9/2/15 (b).............    5,067,401
              TELECOMMUNICATIONS-- 4.4%
  2,250,000   Capital Funding
                Corporation,
                Debenture,
                7.12%, 7/15/07................    2,187,000
  5,000,000   Continental Cablevision Inc.,
                9.00%, 9/1/08.................    5,679,300
  3,750,000   Millicom International Cellular
                S.A.,
                Senior Subord. Discount Note,
                13.50%, 6/1/06................    2,817,187
  1,175,000   Nextel Communications Inc.,
                Senior Discount Note,
                (Eff. Yield 9.34%) (e),
                0.00%, 9/1/03.................    1,116,250
  2,000,000   Talton Holdings Inc.,
                Senior Note,
                11.00%, 6/30/07 (b)...........    2,110,000
  4,000,000   Telewest PLC,
                Senior Discount Debenture,
                (Eff. Yield 9.825%) (e),
                0.00%, 10/1/07................    2,970,000
  3,000,000   Vanguard Cellular Systems Inc.,
                Senior Debenture,
                9.375%, 4/15/06...............    3,082,500
                                                 19,962,237
 PRINCIPAL
  AMOUNT                                          VALUE
INDUSTRIAL BONDS AND NOTES-- CONTINUED
              TEXTILE & APPAREL-- 0.6%
$   700,000   Delta Mills Inc.,
                Senior Note,
                9.625%, 9/1/07 (b)............ $    703,500
  2,000,000   Dominion Textile USA Inc.,
                Senior Note,
                8.875%, 11/1/03...............    2,040,000
                                                  2,743,500
              TRANSPORTATION-- 3.0%
  2,000,000   Airplane Pass Through Trust,
                Series 1 Class D, Subord.
                Bond,
                10.88%, 3/15/19...............    2,327,160
    500,000   Equimar Shipholdings Limited,
                Guaranteed 1st Preferred Ship
                Mortgage Note,
                9.875%, 7/1/07................      480,000
  4,000,000   Golden State Petroleum
                Transportation Corporation,
                1st Preferred Mortgage Note,
                8.04%, 2/1/19 (b).............    4,079,600
  2,000,000   Hayes Wheels International,
                Senior Subord. Note,
                9.125%, 7/15/07 (b)...........    2,030,000
  4,500,000   Norfolk Southern Corporation,
                Note,
                7.05%, 5/1/37.................    4,613,355
                                                 13,530,115
              TOTAL INDUSTRIAL BONDS AND NOTES
                  (COST $248,816,293).........  255,267,653
        COLLATERALIZED MORTGAGE OBLIGATIONS-- 19.3%
  3,000,000   Asset Securitization
                Corporation,
                Series 96-D3 Class A3,
                (Est. Maturity 2010)(a),
                7.693%, 10/31/26..............    3,173,880
  3,600,000   BA Mortgage Securities Inc.,
                Series 1997-1 Class M,
                (Est. Maturity 2009) (a),
                7.50%, 7/25/26................    3,599,438
  2,984,358   Chase Mortgage Finance
                Corporation,
                Series 1994L Class B1,
                (Est. Maturity 2005) (a),
                7.88%, 11/25/25 (b)...........    2,945,188

PAGE 10
KEYSTONE DIVERSIFIED BOND FUND (B-2)

SCHEDULE OF INVESTMENTS-- AUGUST 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
COLLATERALIZED MORTGAGE
OBLIGATIONS-- CONTINUED
$ 5,000,000   Credit Suisse First Boston
                Mortgage,
                Series 97 C1 Class A1C,
                (Est. Maturity 2007) (a),
                7.24%, 4/20/07................ $  5,107,812
  3,100,860   Criimi Mae Financial
                Corporation,
                Series 1 Class A,
                (Est. Maturity 2011) (a),
                7.00%, 1/1/33.................    3,019,463
  5,000,000   Federal Home Loan Mortgage
                Corporation,
                Series 47 Class A,
                (Est. Maturity 2004) (a),
                5.00%, 2/25/22................    4,500,000
    191,912   Federal Home Loan Mortgage PC
                Gtd, Series 8 Class SB,
                (Est. Maturity 2006) (a)(d),
                9.60%, 3/25/23................      158,147
              FHA Charles River Mortgage:
                (Est. Maturity 1999) (a)
  6,735,768   9.13%, 8/1/34...................    7,264,105
  4,996,003   10.25%, 8/1/34..................    5,286,395
 12,510,527   FNMA,
                Series 1993-248 Class A,
                (Est. Maturity 2004) (a),
                3.492%, 8/25/23...............    9,542,279
  5,700,000   FNMA, Gtd.,
                REMIC Trust 1993 SC,
                (Est. Maturity 2004) (a),
                5.469%, 10/25/08..............    4,948,313
  5,176,790   GE Capital Mortgage Services
                Inc.,
                REMIC MC 1994-10 Class A14,
                (Est. Maturity 2001) (a),
                6.50%, 3/25/24................    5,026,339
  7,958,723   Independent National Mortgage
                Corp.,
                Series 1997-A,
                (Est. Maturity 2006) (a),
                7.85%, 12/26/26 (b)...........    8,005,182
 PRINCIPAL
  AMOUNT                                          VALUE
COLLATERALIZED MORTGAGE
OBLIGATIONS-- CONTINUED
              Morgan Stanley Capital I Inc.
                Commercial Mortgage:
$ 3,300,000     Certificate 1997-C1 Class B
                (Est. Maturity 2007) (a)
                7.69%, 2/15/20................ $  3,456,750
  2,000,000   Series 1997 WF1 Class A2
                (Est. Maturity 2007) (a) (b)
                7.22%, 5/15/07................    2,048,750
  2,832,819   Paine Webber Mortgage
                Acceptance Corporation IV,
                Series 1993-4 Class M1,
                (Est. Maturity 2005) (a),
                7.50%, 5/25/23................    2,862,033
              PNC Mortgage Securities
                Corporation:
  2,498,344   Series 1997-4 Class 2PP1
                  (Est. Maturity 2000) (a)
                  7.25%, 7/25/27..............    2,479,406
  4,984,171   Series 1997-4 Class 2PP3
                  (Est. Maturity 2008) (a)
                  7.50%, 7/25/27..............    5,021,553
  5,000,000   Residential Asset Securitization
                Trust,
                Series 1996-A3 Class A9,
                (Est. Maturity 2006) (a),
                7.50%, 7/25/26................    4,935,156
  4,889,260   Ryland Acceptance Corporation
                IV, Series 88 Class E,
                (Est. Maturity 2000) (a),
                7.95%, 1/1/19.................    4,979,369
              TOTAL COLLATERALIZED MORTGAGE
                OBLIGATIONS
                (COST $86,950,244)............   88,359,558
FOREIGN BONDS (NON U.S. DOLLARS)-- 8.6%
 18,400,000   Canada Government,
        CAD   8.75%, 12/1/05..................   15,676,946
 59,177,000   Kingdom of Denmark, Bonds,
        DKK   7.00%, 11/15/07.................    9,065,944
 24,700,000   Federal Republic of Germany,
        DEM     Bonds,
                6.875%, 5/12/05...............   14,889,246
              TOTAL FOREIGN BONDS (NON U.S.
                DOLLARS) (COST $42,642,729)...   39,632,136

SCHEDULE OF INVESTMENTS-- AUGUST 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
FOREIGN BONDS (U.S. DOLLARS)-- 4.8%
$ 2,000,000   APP International Finance
                Company B.V.,
                Secured Senior Notes,
                11.75%, 10/1/05............... $  2,105,000
    650,000   Azteca Holdings S.A. De CV,
                Senior Secured Note,
                11.00%, 6/15/02 (b)...........      679,250
  3,500,000   Grupo Televisa S.A. De CV,
                Senior Notes, Series B,
                11.875%, 5/15/06 (b)..........    3,989,475
  3,000,000   Indah Kiat International Finance
                Company B.V.,
                Gtd Secured Note,
                12.50%, 6/15/06...............    3,277,500
  4,000,000   Ispat Mexicana SA,
                Senior Unsecured Debenture,
                10.375%, 3/15/01..............    4,225,000
  5,000,000   Petrozuata Finance Inc.,
                Bond, Series A,
                7.63%, 4/1/09 (b).............    5,091,600
    650,000   Polytama International Finance
                B.V.,
                Guaranteed Secured Note,
                11.25%, 6/15/07...............      625,625
  2,000,000   Stena AB, Senior Notes,
                10.50%, 12/15/05..............    2,190,000
              TOTAL FOREIGN BONDS (U.S.
                DOLLARS)
                  (COST $20,492,316)..........   22,183,450
ASSET- BACKED SECURITIES-- 2.5%
              Merrill Lynch Mortgage Investors
                Inc.
  1,292,601     Series 1992-D Class B
                  (Est. Maturity 2001) (a)
                  8.50%, 7/15/17..............    1,355,330
  5,000,000     Series 1996-C1 Class B
                  (Est. Maturity 2006) (a)
                  7.42%, 4/25/28..............    5,133,594
  5,000,000   Zale Funding Trust,
                Series 94-1 Class A2,
                (Est. Maturity 1999) (a),
                7.325%, 3/15/03...............    5,062,500
              TOTAL ASSET-BACKED SECURITIES
              (COST $11,418,706)..............   11,551,424
 PRINCIPAL
  AMOUNT                                          VALUE
        U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 6.0%
$74,050,000   United States Treasury Bond STRIPS
                (Eff. Yield 6.83%) (e),
                0.00%, 11/15/21............... $ 14,559,711
 11,250,000   United States Treasury Bonds,
                7.875%, 2/15/21...............   12,786,300
              TOTAL U.S. GOVERNMENT & AGENCY
                OBLIGATIONS
                (COST $26,432,963)............   27,346,011
  SHARES
COMMON STOCKS-- 0.1% (COST $2)
              DIVERSIFIED COMPANIES-- 0.1%
      1,618   PM Holdings Corporation.........      566,300
PREFERRED STOCKS-- 0.4%
    (COST $1,600,000)
              TELECOMMUNICATIONS-- 0.4%
     16,000   Adelphia Communications
                Corporation (b)...............    1,720,000
 PRINCIPAL
  AMOUNT
REPURCHASE AGREEMENT-- 1.0%
    (COST $4,425,000)
$ 4,425,000   Keystone Joint Repurchase
                Agreement, (Investments in
                repurchase agreements, in a
                joint trading account
                5.58% dated 8/29/97, due
                9/2/97 maturity value
                $4,427,746) (c)...............    4,425,000

TOTAL INVESTMENTS--
  (COST $442,778,253)..................  98.5%    451,051,532
OTHER ASSETS AND
  LIABILITIES-- NET....................   1.5       6,649,323
NET ASSETS............................. 100.0%   $457,700,855

PAGE 12
KEYSTONE DIVERSIFIED BOND FUND (B-2)

SCHEDULE OF INVESTMENTS-- AUGUST 31, 1997

(a) The estimated maturity of a Collateralized Mortgage Obligation ("CMO") is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed dates.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Federal Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at August 31, 1997.
(d) Inverse floater.
(e) Effective yield (calculated at date of purchase) is the yield at which the bond accretes on an annualized basis until maturity date.

LEGEND OF PORTFOLIO ABBREVIATIONS:
FHA-- Federal Housing Authority
FNMA-- Federal National Mortgage Association
REMIC-- Real Estate Mortgage Investment Conduit
STRIPS-- Separate Trading of Registered Interest and Principal of Securities FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                                 NET
      EXCHANGE                                                            U.S. $ VALUE AT    IN EXCHANGE     UNREALIZED
        DATE                                                              AUGUST 31, 1997    FOR U.S. $     DEPRECIATION

Foward Foreign Currency Exchange Contracts to Sell:
                       Contracts to Deliver
10/14/97               66,264,000 Danish Krone                                9,665,463       9,571,573       $ (93,890)
11/12/97               27,658,000 Deutsche Marks                             15,399,906      14,895,319        (504,587)
11/26/97               22,438,000 Canadian Dollars                           16,244,776      16,201,891         (42,885)
                                                                                                              $(641,362)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                       YEAR ENDED AUGUST 31,
                                                                      1997        1996        1995         1994          1993
NET ASSET VALUE BEGINNING OF YEAR                                     $14.65      $15.09      $15.28        $17.06        $16.44
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                   0.91        0.95        1.06          1.06          1.28
Net realized and unrealized gain (loss) on investments and
  foreign currency related transactions                                 0.84       (0.35)       0.11         (1.62)         0.70
Total from investment operations                                        1.75        0.60        1.17         (0.56)         1.98
LESS DISTRIBUTIONS FROM:
Net investment income                                                  (0.93)      (0.96)      (1.06)        (1.22)        (1.28)
In excess of net investment income                                     (0.05)          0       (0.22)            0         (0.08)
Tax basis return of capital                                                0       (0.08)      (0.08)            0             0
Net realized gain on investments                                           0           0           0             0             0
Total distributions                                                    (0.98)      (1.04)      (1.36)        (1.22)        (1.36)
NET ASSET VALUE END OF YEAR                                           $15.42      $14.65      $15.09        $15.28        $17.06
TOTAL RETURN (A)                                                       12.25%       4.03%       8.13%        (3.53%)       12.73%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                        1.88%       1.84%       1.81%         1.75%         1.89%
  Total expenses excluding indirectly paid expenses                     1.87%       1.83%         --            --            --
  Net investment income                                                 6.07%       6.42%       7.05%         6.48%         7.73%
PORTFOLIO TURNOVER RATE                                                  138%        246%        178%          200%          133%
NET ASSETS END OF YEAR (THOUSANDS)                                  $457,701    $559,792    $734,837      $814,245    $1,004,393

                                                                                       YEAR ENDED AUGUST 31,
                                                                      1992        1991        1990         1989          1988
NET ASSET VALUE BEGINNING OF YEAR                                     $15.37      $15.51      $17.74        $17.99        $18.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                   1.33        1.33        1.53          1.71          1.78
Net realized and unrealized gain (loss) on investments and
  foreign currency related transactions                                 1.14        0.17       (1.94)        (0.13)        (0.81)
Total from investment operations                                        2.47        1.50       (0.41)         1.58          0.97
LESS DISTRIBUTIONS FROM:
Net investment income                                                  (1.33)      (1.63)      (1.61)        (1.83)        (1.85)
In excess of net investment income                                     (0.07)      (0.01)      (0.21)            0             0
Tax basis return of capital                                                0           0           0             0             0
Net realized gain on investments                                           0           0           0             0         (0.04)
Total distributions                                                    (1.40)      (1.64)      (1.82)        (1.83)        (1.89)
NET ASSET VALUE END OF YEAR                                           $16.44      $15.37      $15.51        $17.74        $17.99
TOTAL RETURN (A)                                                       16.88%      10.58%      (2.44%)        9.23%         5.61%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                        1.99%       1.94%       1.89%         1.84%         1.68%
  Total expenses excluding indirectly paid expenses                       --          --          --            --            --
  Net investment income                                                 8.29%       8.74%       9.26%         9.52%         9.82%
PORTFOLIO TURNOVER RATE                                                  117%        101%         43%           47%           46%
NET ASSETS END OF YEAR (THOUSANDS)                                  $902,339    $814,528    $860,615    $1,000,305      $838,892

(a) Excluding applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 14
KEYSTONE DIVERSIFIED BOND FUND (B-2)

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997

ASSETS
 Investments at market value
   (identified cost-- $442,778,253)                       $451,051,532
 Cash                                                              132
 Interest receivable                                         7,087,330
 Receivable for investments sold                             1,751,296
 Receivable for Fund shares sold                               114,872
 Prepaid expenses and other assets                             128,392
   Total assets                                            460,133,554
LIABILITIES
 Distributions payable                                       1,030,132
 Net unrealized depreciation on forward
   foreign currency exchange contracts                         641,362
 Distribution fees payable                                     473,689
 Payable for Fund shares redeemed                              193,838
 Due to related parties                                          8,400
 Accrued Trustees' fees and expenses                             1,093
 Accrued expenses and other liabilities                         84,185
   Total liabilities                                         2,432,699
NET ASSETS                                                $457,700,855
NET ASSETS REPRESENTED BY
 Paid-in capital                                          $607,639,863
 Undistributed net investment income                         2,801,682
 Accumulated net realized loss on investments
   and foreign currency related transactions              (160,349,985)
 Net unrealized appreciation on investments
   and foreign currency related transactions                 7,609,295
   Total net assets                                       $457,700,855
NET ASSET VALUE PER SHARE
 Net asset value of $457,700,855(division sign)29,687,317
   outstanding shares of beneficial interest              $      15.42

STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1997

INVESTMENT INCOME
 Interest                                           $40,714,972
 Other income                                           107,991
   Total investment income                           40,822,963
EXPENSES
 Distribution Plan expenses         $ 5,106,010
 Management fee                       2,835,152
 Transfer agent fees                  1,203,224
 Custodian fees                         252,608
 Administrative services fees            65,837
 Trustees' fees and expenses             47,515
 Other                                  166,909
   Total expenses                                     9,677,255
   Less: Indirectly paid expenses                       (50,654)
 Net expenses                                         9,626,601
 Net investment income                               31,196,362
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN
 CURRENCY RELATED TRANSACTIONS
 Net realized gain on:
   Investments                       10,233,263
   Foreign currency related
     transactions                     5,320,208
Net realized gain on investments
 and foreign currency related
 transactions                                        15,553,471
Net change in unrealized
 appreciation (depreciation) on:
 Investments                         13,588,288
 Foreign currency related
   transactions                        (237,516)
Net change in unrealized
 appreciation (depreciation) on
 investments and foreign currency
 related transactions                                13,350,772
Net realized and unrealized gain
 on investments and foreign
 currency related transactions                       28,904,243
Net increase in net assets
 resulting from operations                          $60,100,605

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED AUGUST 31,
                                                                                              1997            1996
OPERATIONS
  Net investment income                                                                   $ 31,196,362    $ 42,141,831
  Net realized gain on investments and foreign currency related transactions                15,553,471         323,307
  Net change in unrealized appreciation (depreciation) on investments and foreign
     currency related transactions                                                          13,350,772     (14,654,381)
     Net increase in net assets resulting from operations                                   60,100,605      27,810,757
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                                    (31,196,362)    (42,020,420)
  In excess of net investment income                                                        (1,746,263)              0
  Tax basis return of capital                                                                        0      (2,935,918)
     Total distributions to shareholders                                                   (32,942,625)    (44,956,338)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                 33,102,013      89,671,653
  Payments for shares redeemed                                                            (180,458,236)   (273,136,100)
  Net asset value of shares issued in reinvestment of dividends and distributions           18,107,160      25,564,686
     Total decrease from capital share transactions                                       (129,249,063)   (157,899,761)
       Total decrease in net assets                                                       (102,091,083)   (175,045,342)
NET ASSETS:
  Beginning of year                                                                        559,791,938     734,837,280
  End of year [Including undistributed net investment income (accumulated distributions in excess of net investment income) as follows: 1997-- $2,801,682 and
     1996-- ($1,446,954)]                                                                 $457,700,855    $559,791,938

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 16
KEYSTONE DIVERSIFIED BOND FUND (B-2)

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Keystone Diversified Bond Fund (B-2) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES

U.S. Government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Corporate bonds, other fixed income securities and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price in the exchange where they are primarily traded. The Fund values securities traded on an exchange or NMS for which there has been no sale and other securities traded on the over-the-counter market at the mean between the last reported bid and asked price.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.
  Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

C. REVERSE REPURCHASE AGREEMENTS

The Fund enters into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with its custodian containing liquid assets having a value not less than the repurchase price (including accrued interest). If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into United States dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions and foreign currency related transactions. Net realized foreign currency gains and losses resulting from the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received are included in interest and dividend income. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts. Dividend income is recorded on the ex-dividend date.

G. FEDERAL INCOME TAXES

The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund also intends to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

H. DISTRIBUTIONS

Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing tr eatment for paydown gains (losses) and for foreign securities related transactions.

2. CAPITAL SHARE TRANSACTIONS

The Fund's Restatement of Trust Agreement authorizes the issuance of an unlimited number of shares of beneficial interest with a par value of $1.00. Transactions in shares of the Fund were as follows:

                                  YEAR ENDED AUGUST 31,
                                   1997           1996
Shares sold                       2,182,629      5,954,123
Shares redeemed                 (11,912,272)   (18,152,163)
Shares issued in reinvestment
  of dividends and
  distributions                   1,195,855      1,709,087
Net decrease                     (8,533,788)   (10,488,953)

PAGE 18
KEYSTONE DIVERSIFIED BOND FUND (B-2)

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended August 31, 1997:

                              COST OF         PROCEEDS
                             PURCHASES       FROM SALES
Non-U.S.Government          $484,209,025    $568,746,313
U.S. Government              201,738,252     244,675,885

  The average daily balance of reverse repurchase agreements outstanding during the year ended August 31, 1997 was $6,879,127 at a weighted average interest rate of 4.64%. The maximum amount of borrowing during the year ended August 31, 1997 was $16,852,313 (including accrued interest).
  On August 31, 1997, the cost of investments for federal income tax purposes was $442,778,613, gross unrealized appreciation of investments was $13,048,948 and gross unrealized depreciation of investments was $4,776,029, resulting in net unrealized appreciation of $8,272,919 for income tax purposes.
  As of August 31, 1997, the Fund had a capital loss carryover for federal income tax purposes of approximately $160,349,000 which expires as follows:
$28,691,000-- 1998; $85,002,000-- 1999; $26,644,000-- 2003 and
$20,012,000-- 2004.

4. DISTRIBUTION PLAN

Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone Investment Management Company ("Keystone"), served as the Fund's principal underwriter.


  The Fund has adopted a Distribution Plan (the "Plan") as allowed by Rule 12b-1 of the 1940 Act. The Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Under the Plan, the Fund currently pays a distribution fee which may not exceed 1.00% of the average daily net assets of the Fund, of which 0.75% is used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.


  The principal underwriter may pay 12b-1 fees greater than the allowable amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

 The Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund. However, after the termination of the Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been provided while the Plan was in effect.

 EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that payment thereof would be within permitted limits.

Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.

5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone serves as the investment adviser and manager to the Fund. In return, Keystone is paid a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.50% and declining as net assets increase to 0.25% per annum, to the average daily net asset value of the Fund. Prior to December 11, 1996, Keystone Management, Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as investment manager to the Fund and provided investment management and administrative services.

Under an investment advisory agreement between KMI and Keystone, Keystone served as the investment adviser and provided investment advisory and management services to the Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.

  Effective January 1, 1997, BISYS became the sub-administrator to the Fund. This service is paid by Keystone and is not a Fund expense. As sub-administrator, BISYS provides the officers of the Fund.

During the year ended August 31, 1997, the Fund paid or accrued $65,837 to EKIS for certain administrative services. Evergreen Keystone Service Company, a wholly-owned subsidiary of Keystone, serves as the Fund's transfer and dividend disbursing agent. Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
KEYSTONE DIVERSIFIED BOND FUND (B-2)

We have audited the accompanying statement of assets and liabilities of Keystone Diversified Bond Fund (B-2), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Diversified Bond Fund (B-2) as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
October 10, 1997

PAGE 21
KEYSTONE DIVERSIFIED BOND FUND (B-2)

FEDERAL TAX STATUS-- FISCAL 1997 DISTRIBUTIONS (UNAUDITED)

The per share distributions paid to you for fiscal 1997, whether taken in shares or cash, are as follows:

Income Dividends           $0.98

In January 1998, complete information on the calendar year 1997 distributions will be forwarded to you to assist you in completing your 1997 federal income tax return.

                                    KEYSTONE
                                FAMILY OF FUNDS
                               (photo of diamond)
                               Balanced Fund (K-1)
                          Diversified Bond Fund (B-2)
                          Growth and Income Fund (S-1)
                          High Income Bond Fund (B-4)
                            International Fund Inc.
                         Precious Metals Holdings, Inc.
                            Quality Bond Fund (B-1)
                        Small Company Growth Fund (S-4)
                          Strategic Growth Fund (K-2)
                                 Tax Free Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.

       NOT
      FDIC         MAY LOSE VALUE
     INSURED       NO BANK GUARANTEE

EVERGREEN KEYSTONE DISTRIBUTOR, INC.

Evergreen KeystoneSM is a Service Mark of
Evergreen
Keystone Investment Services, Inc.
Copyright 1997.

B2-R Rev 01

                                    KEYSTONE
                          (Photo Exists in Film ONLY.
                               Will See on Dylux)
                                 DIVERSIFIED BOND
                                   FUND (B-2)

                                EVERGREEN KEYSTONE
                      (LOGO)        FUNDS SM       (LOGO)
                                  ANNUAL REPORT
                                AUGUST 31, 1997